Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 shares	Mar. 31, 2024 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives			5 years
Unrecognized tax benefits (in Dollars) | $			$ 0	$ 0
Potential shares of common stock	1,692,919	1,904	960,469	2,422
Number of operating segment			1
Weighted-average shares used to compute net loss per share, basic	971,313	68,115	171,510	14,246
Rollover RSU awards [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Weighted-average shares used to compute net loss per share, basic	3
Class F Common Stock Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Weighted-average shares used to compute net loss per share, basic	125,000